Loss per share (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Weighted Average Number of Ordinary Shares

	Year Ended October 31,
	2021	2020	2019
Net loss	$(226,559,288)	$(9,275,962)	$(4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372

Basic and diluted loss per share	$(2.06)	$(0.11)	$(0.06)

Summary of Anti Dilutive Potential Ordinary Shares Excluded from Weighted Average Number of Ordinary Shares	The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Year Ended October 31,
	2021	2020	2019
Stock options	5,296,553	5,327,985	3,991,000
Warrants	22,999,894	—	—
Convertible debt	7,493,795	—	536,231
Restricted share units	716,763	87,084	—

	36,507,005	5,415,069	4,527,231

Summary of earnings per share

	Three months ended April 30,		Six months ended April 30,
	2022	2021	2022	2021
Net profit (loss)	$(20,650,375)	$(7,848,142)	$7,896,265	$(14,693,465)
Weighted average number of common shares	168,971,679	95,060,429	166,365,628	94,254,557

Effect of dilutive securities
Stock options	—	—	3,840,066	—
Restricted share units	—	—	1,493,766	—
Convertible debt	—	—	—	—
Warrants	—	—	1,097	—

Effect of dilutive securities	—	—	5,334,929	—

Dilutive number of shares	168,971,679	95,060,429	171,700,557	94,254,557

Basic earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)
Diluted earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)

The following table represents
instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive for the periods presented:

	April 30,	April 30,
	2022	2021
Stock options	1,085,571	6,415,533
Convertible debt	7,917,948	—

	9,003,519	6,415,533